2008 and 2013 Equity Incentive Plans (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares Available for Grant
Balance at the beginning of the period (in shares)	83,465
Authorized (in shares)	1,711,290
Granted (in shares)	(1,044,301)
Forfeitures (in shares)	117,781
Balance at the end of the period (in shares)	868,235
Number of Shares
Balance at the beginning of the period (in shares)	2,795,746
Balance at the end of the period (in shares)	3,552,124
Stock options
Shares Available for Grant
Balance at the beginning of the period (in shares)	83,465	171,803	159,523
Authorized (in shares)		1,459,514
Granted (in shares)		(1,730,156)	(221,770)
Forfeitures (in shares)		182,304	234,050
Balance at the end of the period (in shares)		83,465	171,803	159,523
Number of Shares
Balance at the beginning of the period (in shares)	2,795,746	1,523,156	1,563,895
Granted (in shares)	1,044,301	1,730,156	221,770
Exercised (in shares)	(170,142)	(275,262)	(28,459)
Forfeitures (in shares)	(117,781)	(182,304)	(234,050)
Balance at the end of the period (in shares)	3,552,124	2,795,746	1,523,156	1,563,895
Vested or expected to vest at the end of the period (in shares)	3,501,979	2,795,746
Exercisable at the end of the period (in shares)	1,458,087	996,263
Weighted-Average Exercise Price
Balance at the beginning of the period (in dollars per share)	$ 2.52	$ 0.56	$ 0.56
Granted (in dollars per share)	$ 6.83	$ 3.73	$ 0.68
Exercised (in dollars per share)	$ 0.59	$ 0.30	$ 0.12
Forfeitures (in dollars per share)	$ 7.40	$ 0.95	$ 0.68
Balance at the end of the period (in dollars per share)	$ 3.72	$ 2.52	$ 0.56	$ 0.56
Vested or expected to vest at the end of the period (in dollars per share)	$ 3.68	$ 2.52
Exercisable at the end of the period (in dollars per share)	$ 1.98	$ 0.90
Weighted Average Remaining Contractual Term
Options Outstanding at the end of the period	8 years 3 months 11 days	8 years 5 months 12 days	7 years 10 months 20 days	8 years 6 months 18 days